Goodwill - Details of and movement in goodwill (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Goodwill
Goodwill at beginning of the year	€ 7,011,909	€ 6,228,901
Business Combination	9,652	494,303
Impairment	(1,794)
Disposals		(63,798)
Transfers	0
Translation differences	(217,640)	352,503
Goodwill at end of the year	6,802,127	7,011,909
Grifols UK.Ltd. (UK)
Goodwill
Goodwill at beginning of the year	7,747	8,185
Translation differences	160	(438)
Goodwill at end of the year	7,907	7,747
Grifols Italia.S.p.A. (Italy)
Goodwill
Goodwill at beginning of the year	6,118	6,118
Goodwill at end of the year	6,118	6,118
Biomat USA, Inc.(USA)
Goodwill
Goodwill at beginning of the year	899,948	676,321
Transfers		175,920
Translation differences	(31,274)	47,707
Goodwill at end of the year	868,674	899,948
Grifols Australia Pty Ltd. (Australia) / Medion Diagnostics AG (Switzerland)
Goodwill
Goodwill at beginning of the year	9,859	9,752
Translation differences	(13)	107
Goodwill at end of the year	9,846	9,859
Grifols Therapeutics, Inc. (USA)
Goodwill
Goodwill at beginning of the year	2,083,432	1,962,024
Translation differences	(72,402)	121,408
Goodwill at end of the year	2,011,030	2,083,432
Progenika
Goodwill
Goodwill at beginning of the year	40,516	40,516
Goodwill at end of the year	40,516	40,516
Grifols Diagnostic (Novartis & Hologic) (USA, Spain and Hong Kong)
Goodwill
Goodwill at beginning of the year	2,722,785	2,565,493
Translation differences	(93,790)	157,292
Goodwill at end of the year	2,628,995	2,722,785
Kiro Grifols S.L. (Spain)
Goodwill
Goodwill at beginning of the year	24,376	24,376
Goodwill at end of the year	24,376	24,376
Goetech LLC (USA)
Goodwill
Goodwill at beginning of the year		59,590
Disposals		(63,798)
Translation differences		4,208
Haema, AG. (Germany)
Goodwill
Goodwill at beginning of the year	190,014	190,014
Goodwill at end of the year	190,014	190,014
BPC Plasma, Inc. (USA)
Goodwill
Goodwill at beginning of the year	160,964	151,584
Translation differences	(5,594)	9,380
Goodwill at end of the year	155,370	160,964
Interstate Blood Bank, Inc. (USA)
Goodwill
Goodwill at beginning of the year		171,184
Transfers		(175,920)
Translation differences		4,736
Plasmavita Healthcare GmbH (Germany)
Goodwill
Goodwill at beginning of the year	9,987	9,987
Goodwill at end of the year	9,987	9,987
Alkahest, Inc (USA)
Goodwill
Goodwill at beginning of the year	82,481	77,675
Translation differences	(2,866)	4,806
Goodwill at end of the year	79,615	82,481
Grifols Canada Therapeutics, Inc (Canada)
Goodwill
Goodwill at beginning of the year	154,775	155,755
Translation differences	(1,934)	(980)
Goodwill at end of the year	152,841	154,775
GigaGen, Inc (USA)
Goodwill
Goodwill at beginning of the year	119,590	112,621
Translation differences	(4,156)	6,969
Goodwill at end of the year	115,434	119,590
Haema Plasma Kft. (Hungary)
Goodwill
Goodwill at beginning of the year	13,529
Business Combination		14,739
Translation differences	620	(1,210)
Goodwill at end of the year	14,149	13,529
Grifols Biotest Holdings GmbH / Biotest AG (Germany)
Goodwill
Goodwill at beginning of the year	303,624
Business Combination		303,624
Goodwill at end of the year	303,624	303,624
Access Biologicals, LLC (USA)
Goodwill
Goodwill at beginning of the year	179,362
Business Combination		180,834
Transfers	(174,427)
Translation differences	(4,935)	(1,472)
Goodwill at end of the year		179,362
Grifols Canada Plasma, Inc. (formerly Prometic Plasma Resources, Inc.)
Goodwill
Goodwill at beginning of the year	2,802	7,706
Business Combination	7,858
Business Combinations, updates to provisional amounts		(4,894)
Translation differences	(157)	(10)
Goodwill at end of the year	10,503	€ 2,802
Grifols Bio Supplies Inc (USA)
Goodwill
Transfers	174,427
Translation differences	(1,299)
Goodwill at end of the year	173,128
AlbaJuna Therapeutics, S.L (Spain)
Goodwill
Business Combination	1,794
Impairment	€ (1,794)